Employee deferred compensation (Tables)	6 Months Ended
Jun. 30, 2018
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2Q18	1Q18	2Q17	6M18	6M17
Deferred compensation expense (CHF million)
Share awards	130	148	130	278	276
Performance share awards	92	109	87	201	185
Contingent Capital Awards	42	52	65	94	150
Contingent Capital share awards	0	1	6	1	11
Capital Opportunity Facility awards	3	3	3	6	7
2008 Partner Asset Facility awards [1]	0	0	0	0	7
Other cash awards	71	54	87	125	182
Total deferred compensation expense	338	367	378	705	818
1 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation
end of	2Q18
Estimated unrecognized compensation expense (CHF million)
Share awards	736
Performance share awards	363
Contingent Capital Awards	244
Contingent Capital share awards	1
Other cash awards	284
Total	1,628

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3

Share-based award activities
Share-based award activity
	2Q18			6M18
Number of awards (in millions)	Share awards	Performance share awards	Contingent Capital share awards	Share awards	Performance share awards	Contingent Capital share awards
Share-based award activities
Balance at beginning of period	119.0	80.1	8.4	84.9	54.2	8.4
Granted	0.9	0.0	0.0	38.5	26.5	0.0
Settled	(33.8)	(25.9)	(4.8)	(36.6)	(25.9)	(4.8)
Forfeited	(0.6)	(0.2)	0.0	(1.3)	(0.8)	0.0
Balance at end of period	85.5	54.0	3.6	85.5	54.0	3.6
of which vested	8.7	3.8	0.6	8.7	3.8	0.6
of which unvested	76.8	50.2	3.0	76.8	50.2	3.0

Bank
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	6M18	6M17
Deferred compensation expense (CHF million)
Share awards	270	274
Performance share awards	195	183
Contingent Capital Awards	92	150
Contingent Capital share awards	1	11
Capital Opportunity Facility awards	6	7
2008 Partner Asset Facility awards [1]	0	7
Other cash awards	119	172
Total deferred compensation expense	683	804
1 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation
end of	6M18
Estimated unrecognized compensation expense (CHF million)
Share awards	716
Performance share awards	350
Contingent Capital Awards	241
Contingent Capital share awards	1
Other cash awards	271
Total	1,579

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3

Share-based award activities
Share-based award activity
	6M18
Number of awards (in millions)	Share awards	Performance share awards	Contingent Capital share award
Share-based award activities
Balance at beginning of period	79.9	52.8	7.5
Granted	37.1	25.6	0.0
Settled	(35.3)	(25.4)	(4.7)
Forfeited	(1.1)	(0.8)	0.0
Balance at end of period	80.6	52.2	2.8
of which vested	8.3	3.7	0.6
of which unvested	72.3	48.5	2.2